T. ROWE PRICE FLOATING RATE ETF

August 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 88.8% (1)
Aerospace & Defense 3.6%
Bleriot US Bidco, FRN, 3M TSFR + 2.25%, 5.982%, 10/31/30	2,552	2,558
Brown Group Holding, FRN, 3M TSFR + 2.25%, 6.073%, 7/1/31 (2)	4,793	4,810
Dynasty Acquisition, B-1, FRN, 1M TSFR + 2.00%, 5.686%, 10/31/31	3,034	3,043
Dynasty Acquisition, B-2, FRN, 1M TSFR + 2.00%, 5.686%, 10/31/31	1,154	1,158
Kaman, FRN, 3M TSFR + 2.00%, 2/26/32 (2)(3)	66	66
Kaman, FRN, 3M TSFR + 2.00%, 5.671%, 2/26/32 (2)	554	555
KKR Apple Bidco, FRN, 1M TSFR + 2.50%, 6.187%, 9/23/31 (2)	692	695
PMI (US) Bidco, FRN, 3M TSFR + 1.00%, 3/16/33 (2)(3)	17	17
PMI (US) Bidco, FRN, 3M TSFR + 3.25%, 6.982%, 3/16/33 (2)	118	118
TransDigm, FRN, 1M TSFR + 2.25%, 5.936%, 3/22/30 (2)	2,219	2,223
TransDigm, FRN, 1M TSFR + 2.50%, 6.186%, 8/19/32 (2)	2,968	2,978
TransDigm, FRN, 1M TSFR + 2.50%, 6.186%, 2/13/33 (2)	2,035	2,041
TransDigm, FRN, 1M TSFR + 2.50%, 6.187%, 2/28/31 (2)	6,623	6,643
TransDigm, FRN, 1M TSFR + 2.50%, 6.187%, 1/19/32 (2)	282	283
Zeus US Bidco, FRN, 8/5/33 (2)	121	121
Zeus US Bidco, FRN, 8/5/33 (2)	509	509
		27,818
Automotive 3.7%
American Auto Auction Group, FRN, 3M TSFR + 4.50%, 8.232%, 5/28/32 (2)	290	291
American Axle & Manufacturing, FRN, 3M TSFR + 3.25%, 6.915%, 2/3/33	1,364	1,367
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 7.801%, 4/6/28 (2)	5,375	5,367
Belron Finance, FRN, 3M TSFR + 2.00%, 5.758%, 10/16/31	1,369	1,371
Clarios Global, FRN, 1M TSFR + 2.50%, 6.186%, 5/6/30 (2)	1,709	1,714
Clarios Global, FRN, 1M TSFR + 2.50%, 6.186%, 1/28/32	5,915	5,929
DexKo Global, FRN, 3M TSFR + 4.50%, 8.323%, 10/9/31 (2)	1,670	1,610
Mavis Tire Express Services, FRN, 6M TSFR + 3.00%, 6.669%, 5/4/28 (2)	5,306	5,300
Mavis Tire Express Services, FRN, 6M TSFR + 3.25%, 7.134%, 5/9/33	1,145	1,144
Tenneco, FRN, 3M TSFR + 5.00%, 8.832%, 11/17/28	1,090	1,090
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.186%, 1/30/31 (2)	3,313	3,302
		28,485
Beverages 0.2%
Celsius Holdings, FRN, 3M TSFR + 2.00%, 5.753%, 4/1/32	1,343	1,341
		1,341
Broadcasting 4.4%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 7.801%, 8/21/28 (2)	2,480	2,482
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29	6,515	6,139
Dayforce Bidco, FRN, 1M TSFR + 2.50%, 6.186%, 6/3/33	6,857	6,871
EW Scripps, FRN, 1M TSFR + 3.35%, 7.123%, 11/30/29 (2)	1,034	1,004
EW Scripps, FRN, 1M TSFR + 5.75%, 9.523%, 6/30/28 (2)	1,439	1,436
Gray Television, FRN, 1M TSFR + 3.00%, 6.820%, 12/1/28 (2)	445	446
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.576%, 5/1/29	2,800	2,479
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 8.863%, 2/3/33	6,120	6,100

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.186%, 6/28/32	275	275
Nexstar Media, FRN, 1M TSFR + 2.75%, 6.437%, 3/18/33 (2)	2,876	2,883
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.147%, 12/31/29 (2)	1,605	1,476
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.723%, 2/19/30	436	319
Univision Communications, FRN, 1M TSFR + 3.25%, 7.051%, 1/31/29	1,364	1,351
Univision Communications, FRN, 3M TSFR + 4.25%, 7.982%, 6/24/29	491	491
		33,752
Building & Real Estate 0.2%
Cushman & Wakefield US Borrower, FRN, 1M TSFR + 2.25%, 5.936%, 6/13/33	1,135	1,135
		1,135
Building Products 1.7%
Chamberlain Group, FRN, 1M TSFR + 2.75%, 6.436%, 9/8/32 (2)	3,087	3,090
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.937%, 7/8/30	101	87
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.437%, 3/28/31 (2)	2,412	2,382
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.936%, 3/19/29 (2)	1,135	1,137
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.936%, 2/10/32 (2)	4,782	4,787
QXO, FRN, 1M TSFR + 2.00%, 5.686%, 7/1/33 (2)	1,135	1,133
		12,616
Cable Operators 0.8%
CSC Holdings, FRN, 3M PRIME + 1.50%, 6.450%, 4/15/27 (2)	2,475	1,460
DirecTV Financing, FRN, 3M TSFR + 4.50%, 8.323%, 8/2/29 (2)	1,384	1,393
DirecTV Financing, FRN, 3M TSFR + 5.50%, 9.323%, 2/17/31 (2)	1,867	1,876
Radiate Holdco, FRN, (1.50% PIK and 1M TSFR + 3.50% cash), 7.301%, 9/25/29 (4)	979	861
Radiate Holdco, Closing Date Term Loan, FRN, 1M TSFR + 4.00%, 7.686%, 6/26/29	49	49
Radiate Holdco, Delayed Draw Term Commitment, FRN, 1M TSFR + 4.00%, 7.686%, 6/26/29 (3)	146	146
		5,785
Chemicals 1.8%
BASF Coatings, FRN, 3M TSFR + 3.50%, 7.244%, 5/7/33 (2)	1,876	1,887
Nouryon Finance, FRN, 3M TSFR + 3.50%, 7.230%, 7/8/31	2,658	2,667
Qnity Electronics, FRN, 3M TSFR + 1.75%, 5.514%, 11/1/32	2,474	2,470
SCIH Salt Holdings, FRN, 3M TSFR + 2.75%, 6.499%, 8/13/31 (2)	2,300	2,289
W.R. Grace, FRN, 3M TSFR + 3.00%, 6.732%, 8/19/32 (2)	2,324	2,331
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 6.437%, 8/1/30	2,236	2,243
		13,887
Consumer Products 2.6%
19th Holdings Golf, FRN, 1M TSFR + 3.00%, 6.751%, 2/7/29 (2)	1,683	1,689
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%, 5.936%, 12/21/28 (2)	783	785
ADI Global Distribution Funding, FRN, 1M TSFR + 2.75%, 6.436%, 7/1/33	475	476
Lavender Dutch BorrowerCo, FRN, 3M TSFR + 3.25%, 6.982%, 12/30/32 (2)	1,030	1,029
Life Time Fitness, FRN, 1M TSFR + 1.75%, 5.390%, 11/5/31	1,286	1,284
Marquee Brands Intermediate Holdings II, FRN, 3M TSFR + 5.25%, 8.978%, 8/18/33 (2)	730	729
Oak-Eagle Acquireco, FRN, 3M TSFR + 3.50%, 7.251%, 3/24/33	10,270	10,364
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.187%, 5/30/29 (2)	1,051	1,051

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Prestige Brands, FRN, 1M TSFR + 2.00%, 5.686%, 6/13/33 (2)	1,009	1,014
Tory Burch, FRN, 1M TSFR + 4.00%, 7.687%, 4/17/31 (2)	1,250	1,258
		19,679
Container 2.6%
Charter NEX US, FRN, 1M TSFR + 2.50%, 6.146%, 11/29/30 (2)	7,384	7,403
IRIS Holdings, FRN, 3M TSFR + 4.75%, 8.673%, 6/28/28 (2)	2,373	2,280
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.823%, 3/7/33	3,732	3,717
Sword Purchaser, FRN, 1M TSFR + 4.00%, 7.686%, 4/9/33 (2)	5,640	5,572
Trident TPI Holdings, FRN, 3M TSFR + 3.75%, 7.482%, 9/15/28	1,082	1,059
		20,031
Diversified Chemicals 0.4%
Ineos Finance, FRN, 1M TSFR + 5.00%, 8.687%, 6/25/32 (2)	1,725	1,596
Ineos US Finance, FRN, 1M TSFR + 3.00%, 6.686%, 2/7/31 (2)	709	658
Ineos US Finance, FRN, 1M TSFR + 3.25%, 6.936%, 2/19/30 (2)	1,147	1,082
		3,336
Energy 2.0%
CPPIB OVM Member US, FRN, 3M TSFR + 2.25%, 5.982%, 8/20/31 (2)	701	701
Deep Blue Operating I , FRN, 3M TSFR + 2.25%, 5.902%, 10/1/32 (5)	1,766	1,770
Goodnight Water Solutions, FRN, 1M TSFR + 4.00%, 7.686%, 6/4/29 (2)	1,078	1,081
M6 ETX Holdings II Midco, FRN, 1M TSFR + 1.50%, 8.250%, 4/1/32 (2)	1,129	1,130
NGL Energy Partners, FRN, 1M TSFR + 3.25%, 6.889%, 3/11/33 (2)	3,692	3,710
NorthRiver Midstream Finance, FRN, 3M TSFR + 2.25%, 5.976%, 8/16/30	2,063	2,064
Pelican Pipeline, FRN, 3M TSFR + 2.75%, 6.482%, 3/25/33 (2)	515	518
Venture Global Calcasieu Pass, FRN, 6M TSFR + 3.25%, 6.954%, 4/11/33 (2)	4,459	4,487
		15,461
Entertainment & Leisure 4.1%
AMC Entertainment Holdings, FRN, 1M TSFR + 6.00%, 9.653%, 1/4/29	6,000	6,017
Crown Finance US, FRN, 1M TSFR + 4.50%, 8.147%, 12/2/31 (2)	6,775	6,800
Delta 2 (LUX), FRN, 3M TSFR + 1.75%, 5.482%, 9/19/31 (2)	3,115	3,115
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.436%, 3/24/32	4,808	4,823
Odeon Finco, 10.500%, 4/17/31	379	388
Pioneer Opco, FRN, 1M TSFR + 3.25%, 6.936%, 5/15/33 (2)	2,565	2,583
TKO Worldwide Holdings, FRN, 3M TSFR + 1.75%, 5.507%, 11/21/31 (2)	7,464	7,456
United Talent Agency, FRN, 1M TSFR + 2.50%, 6.139%, 6/10/32	239	239
		31,421
Financial 14.4%
Acrisure, FRN, 1M TSFR + 3.00%, 6.687%, 11/6/30	3,435	2,908
Acrisure, FRN, 1M TSFR + 3.25%, 6.937%, 6/21/32	2,783	2,201
Alera Group, FRN, 1M TSFR + 2.75%, 6.436%, 5/30/32 (2)	4,987	4,869
Alera Group, FRN, 1M TSFR + 5.50%, 9.187%, 5/30/33	8,490	8,074
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.186%, 9/19/31	6,689	6,672
AmWINS Group, FRN, 3M TSFR + 2.00%, 5.732%, 1/30/32	1,160	1,148
Aretec Group, FRN, 1M TSFR + 3.00%, 6.686%, 8/9/30 (2)	1,534	1,536

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
BCPE Pequod Buyer, FRN, 1M TSFR + 2.75%, 6.436%, 11/25/31 (2)	4,276	4,244
Blackstone Mortgage Trust, FRN, 1M TSFR + 2.50%, 6.186%, 12/10/30	574	573
Chicago US Midco III, FRN, 3M TSFR + 2.50%, 2.500%, 11/1/32 (3)	111	110
Chicago US Midco III, FRN, 1M TSFR + 2.50%, 6.186%, 11/1/32	746	739
Chrysaor Bidco, FRN, 3M TSFR + 3.00%, 6.763%, 10/30/31 (2)	979	983
Citadel Securities, FRN, 3M TSFR + 2.00%, 5.661%, 6/10/33 (2)	1,025	1,026
Citco Funding, FRN, 3M TSFR + 2.00%, 5.823%, 1/30/33 (2)	893	893
CUB Financing Intermediate, FRN, 3M TSFR + 4.25%, 8.009%, 8/5/33 (2)	1,470	1,476
Daintree Bidco, FRN, 3M TSFR + 4.50%, 8.164%, 4/11/33 (5)	2,200	2,222
Edelman Financial Center, FRN, 1M TSFR + 4.00%, 7.687%, 12/1/31 (2)	8,824	8,859
EP Wealth Advisors, FRN, 3M TSFR + 2.50%, 6.186%, 10/18/32	628	631
Focus Financial Partners, FRN, 1M TSFR + 2.50%, 6.186%, 9/15/31	8,626	8,520
GEN II Fund Services, FRN, 3M TSFR + 2.75%, 6.482%, 11/26/31	1,019	1,021
GTCR Everest Borrower, FRN, 3M TSFR + 2.25%, 5.982%, 9/5/31	1,328	1,326
HighTower Holdings, FRN, 3M TSFR + 1.00%, 2/3/32 (2)(3)(5)	248	247
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.509%, 2/3/32 (2)(5)	743	741
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.573%, 2/3/32 (5)	5,515	5,501
HUB International, FRN, 3M TSFR + 2.25%, 5.984%, 6/20/30 (2)	10,394	10,419
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.00%, 6.823%, 2/2/33	4,699	4,629
KREF Holdings X, FRN, 1M TSFR + 2.50%, 6.153%, 3/5/32 (2)	758	737
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.687%, 7/2/31	4,120	4,064
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.937%, 7/2/32	4,015	3,794
Orion Advisor Solutions, FRN, 3M TSFR + 2.75%, 6.573%, 9/24/30	566	564
Osaic Holdings, FRN, 3M TSFR + 2.50%, 6.232%, 7/30/32 (2)	1,314	1,312
Ryan Specialty Group, FRN, 1M TSFR + 2.00%, 5.686%, 9/15/31 (2)	311	311
Sedgwick Claims Management Services, FRN, 1M TSFR + 2.50%, 6.186%, 7/31/31 (2)	9,245	9,242
TPG RE Finance Trust, FRN, 1M TSFR + 2.75%, 6.436%, 5/16/33 (2)(5)	715	717
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 6.482%, 5/6/31	1,140	1,121
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 8.482%, 5/6/32	7,243	6,943
USI, FRN, 3M TSFR + 2.25%, 5.982%, 9/29/30	10	10
		110,383
Food 0.8%
B&G Foods, FRN, 1M TSFR + 3.50%, 7.187%, 10/10/29 (2)	529	520
Chobani, FRN, 1M TSFR + 2.25%, 5.936%, 10/28/32 (2)	3,344	3,356
Primo Brands, FRN, 3M TSFR + 2.75%, 6.482%, 3/31/31 (2)	1,437	1,445
Simply Good Foods USA, FRN, 3M TSFR + 2.00%, 5.764%, 3/17/30 (2)	292	291
Snacking Investments Bidco, FRN, 3M TSFR + 2.50%, 6.323%, 10/29/32	582	584
		6,196
Gaming 1.0%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.936%, 2/6/31	348	334
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.937%, 2/6/30 (2)	3,184	3,106
Flutter Financing, FRN, 3M TSFR + 2.00%, 5.732%, 6/4/32	265	260
Light & Wonder International, FRN, 1M TSFR + 2.00%, 5.659%, 4/16/29	666	666
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.982%, 8/1/30	636	615
Playtika Holding, FRN, 1M TSFR + 2.75%, 6.551%, 3/13/28 (2)	240	234

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Spectacle Gary Holdings, FRN, 3M TSFR + 4.25%, 8.132%, 12/11/28	930	905
Voyager Parent, FRN, 3M TSFR + 4.25%, 7.982%, 7/1/32 (2)	1,707	1,710
		7,830
Health Care 9.9%
Amneal Pharmaceuticals, FRN, 1M TSFR + 2.50%, 6.186%, 8/1/32 (2)	433	434
Argent Finco, FRN, 3M TSFR + 2.50%, 6.232%, 11/22/32 (2)	1,410	1,414
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.936%, 2/16/32 (2)	7,728	7,720
Bausch & Lomb, FRN, 1M TSFR + 3.75%, 7.437%, 1/15/31	3,611	3,631
Bausch Health, FRN, 1M TSFR + 6.25%, 9.937%, 10/8/30	3,432	3,411
Ceva Sante Animale, FRN, 3M TSFR + 2.75%, 6.488%, 11/12/30 (2)	291	292
Concentra Health Services, FRN, 1M TSFR + 1.75%, 5.436%, 7/26/31	620	619
Creek Parent, FRN, 1M TSFR + 3.00%, 6.640%, 8/12/33 (2)(5)	2,565	2,571
Dechra Pharmaceuticals Holdings, FRN, 6M TSFR + 2.75%, 6.697%, 1/27/32 (2)	796	797
Global Medical Response, FRN, 1M TSFR + 3.25%, 6.909%, 10/1/32 (2)	1,107	1,111
Hanger, FRN, 1M TSFR + 3.50%, 7.187%, 10/23/31 (2)	1,121	1,127
Hanger, FRN, 1M TSFR + 3.50%, 7.187%, 10/23/31 (2)(3)	145	146
Heartland Dental, FRN, 1M TSFR + 3.50%, 7.186%, 8/25/32 (2)	3,092	3,101
Hologic, FRN, 3M TSFR + 2.25%, 5.995%, 4/7/33	5,655	5,573
Hologic, FRN, 3M TSFR + 5.00%, 8.745%, 1/5/34 (5)	10,285	10,105
Inception Holdco, FRN, 3M TSFR + 2.75%, 6.482%, 4/9/31	664	666
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.250%, 5/17/31	1,115	1,060
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.503%, 5/17/31	1,370	1,311
National Mentor Holdings, FRN, 1M TSFR + 6.00%, 9.687%, 12/12/30	1,244	1,255
Opal Bidco, FRN, 3M TSFR + 2.50%, 6.232%, 4/28/32 (2)	8,041	8,081
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.232%, 4/16/32	457	418
Parexel International, FRN, 1M TSFR + 2.50%, 12/12/31 (2)	1,890	1,897
Pediatric Associates Holding, FRN, 3M TSFR + 5.00%, 8.764%, 12/29/31	1,270	1,238
QuidelOrtho, FRN, 1M TSFR + 4.00%, 7.687%, 8/20/32	1,651	1,598
Radiology Partners, FRN, 3M TSFR + 4.50%, 8.232%, 6/30/32	1,488	1,475
Select Medical, FRN, 1M TSFR + 2.72%, 6.406%, 12/3/31 (2)	1,520	1,526
Star Parent, FRN, 3M TSFR + 3.50%, 7.233%, 9/27/30 (2)	1,644	1,653
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.186%, 12/19/30	6,245	6,261
Team Health Holdings, FRN, 3M TSFR + 4.00%, 7.823%, 6/30/28	2,543	2,540
US Renal Care, FRN, 1M TSFR + 5.00%, 8.801%, 6/28/28	1,180	1,132
Waystar Technologies, FRN, 1M TSFR + 2.00%, 5.686%, 10/22/29 (5)	1,469	1,473
		75,636
Information Technology 9.8%
Applied Systems, FRN, 3M TSFR + 2.25%, 5.982%, 2/24/31	6,267	6,165
Applied Systems, FRN, 3M TSFR + 4.50%, 8.232%, 2/23/32	2,500	2,454
Avalara, FRN, 3M TSFR + 2.50%, 6.232%, 3/26/32 (2)	2,927	2,867
Bending Spoons US, FRN, 1M TSFR + 5.63%, 3/7/31 (2)	1,055	1,062
Carvana, FRN, 1M TSFR + 2.25%, 5.936%, 8/15/33 (2)	5,870	5,836
CCC Intelligent Solutions, FRN, 1M TSFR + 2.00%, 5.686%, 1/23/32 (2)	880	878
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.982%, 3/21/31 (2)	2,378	2,269
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.982%, 8/13/32 (2)	1,955	1,856

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Delivery Hero, FRN, 3M TSFR + 5.00%, 8.738%, 12/12/29	1,733	1,749
Delivery Hero, FRN, 3M TSFR + 5.00%, 8.738%, 6/16/32 (2)	1,481	1,507
Delta TopCo, FRN, 3M TSFR + 2.75%, 6.402%, 11/30/29 (2)	1,959	1,909
Delta TopCo, FRN, 3M TSFR + 5.25%, 8.902%, 11/29/30	952	885
Disco Parent, FRN, 3M TSFR + 3.00%, 6.764%, 8/6/32 (5)	922	916
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.186%, 10/9/29	3,658	3,575
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.437%, 11/22/32	5,288	5,116
Epicor Software, FRN, 1M TSFR + 2.75%, 6.436%, 5/30/31	3,582	3,501
Fleet US Bidco, FRN, 6M TSFR + 2.50%, 6.479%, 2/21/31 (5)	1,882	1,889
Go Daddy Operating, FRN, 1M TSFR + 1.75%, 5.436%, 11/9/29	5	5
Javelin Buyer, FRN, 3M TSFR + 5.00%, 8.764%, 12/6/32	610	546
Kaseya, FRN, 3M TSFR + 5.00%, 8.823%, 3/21/33	1,915	1,071
Lambda, FRN, 1M TSFR + 3.00%, 12/31/30 (2)	880	884
McAfee, FRN, 1M TSFR + 3.00%, 6.686%, 3/1/29	5,320	5,022
MH Sub I, FRN, 1M TSFR + 4.25%, 7.937%, 5/3/28 (2)	1,710	1,689
MH Sub I, FRN, 1M TSFR + 4.25%, 7.937%, 12/31/31 (2)	859	798
MH Sub I, FRN, 1M TSFR + 6.25%, 9.937%, 2/23/29	1,175	1,154
ORION US Finco, FRN, 3M TSFR + 3.00%, 6.749%, 10/12/32 (2)	2,286	2,288
ORION US Finco, FRN, 3M TSFR + 5.50%, 9.263%, 10/11/33 (2)	665	659
Proofpoint, FRN, 3M TSFR + 4.50%, 8.249%, 8/31/30 (2)	6,118	6,030
RealPage, FRN, 3M TSFR + 3.00%, 6.994%, 4/24/28 (2)	799	786
RealPage, FRN, 3M TSFR + 3.75%, 7.482%, 4/24/28 (2)	4,370	4,302
Red Planet Borrower, FRN, 1M TSFR + 3.75%, 7.437%, 9/8/32 (2)	2,659	2,668
SS&C Technologies, FRN, 1M TSFR + 2.00%, 5.686%, 5/9/31	157	157
Trio Bidco, FRN, 3M TSFR + 0.50%, 0.500%, 10/29/32 (2)(3)	267	266
Trio Bidco, FRN, 3M TSFR + 4.00%, 7.732%, 10/8/32 (2)	2,528	2,523
		75,282
Manufacturing 3.8%
A.B. Boyd, FRN, 1M TSFR + 4.50%, 8.186%, 11/8/31 (2)	1,130	1,118
Alliance Laundry Systems, FRN, 3M TSFR + 2.00%, 5.823%, 8/19/31 (2)	410	411
Altar Bidco, FRN, 12M TSFR + 5.60%, 4.148%, 2/1/30	570	556
Altar Bidco, FRN, 12M TSFR + 3.35%, 6.858%, 2/1/29 (2)	4,048	4,062
Bettcher Industries, FRN, 3M TSFR + 4.00%, 7.732%, 4/15/33 (2)	1,917	1,928
CompoSecure Holdings, FRN, 3M TSFR + 2.25%, 5.918%, 1/14/33	1,378	1,375
Dwyer Instruments, FRN, 3M TSFR + 2.50%, 2.506%, 7/25/33 (2)(3)	90	90
Dwyer Instruments, FRN, 3M TSFR + 2.50%, 6.275%, 7/25/33 (2)	1,315	1,317
EMRLD Borrower, FRN, 3M TSFR + 2.25%, 6.073%, 8/4/31	1,125	1,128
Engineered Machinery Holdings, FRN, 3M TSFR + 2.75%, 6.491%, 11/26/32	9,624	9,659
Madison IAQ, FRN, 6M TSFR + 1.75%, 5.470%, 5/6/32	231	230
Pro Mach Group, FRN, 1M TSFR + 2.50%, 6.186%, 10/15/32 (2)	4,869	4,887
Recess Holdings, FRN, 3M TSFR + 3.75%, 7.560%, 2/20/30	392	392
Watlow Electric Manufacturing, FRN, 3M TSFR + 2.75%, 6/17/33 (2)(3)	169	170
Watlow Electric Manufacturing, FRN, 3M TSFR + 2.75%, 6.417%, 6/17/33 (2)	1,611	1,619
		28,942

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Mining 0.5%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.436%, 8/18/30 (2)	1,334	1,338
Worthington Steel, FRN, 1M TSFR + 4.00%, 7.687%, 6/1/33 (2)	2,605	2,625
		3,963
Other Telecommunications 2.5%
Coreweave Financing, FRN, 1M TSFR + 4.50%, 3.811%, 11/15/31 (2)(3)	3,370	3,398
Coreweave Financing, FRN, 1M TSFR + 5.50%, 4.445%, 9/1/31 (2)(3)	972	974
Level 3 Financing, FRN, 1M TSFR + 2.75%, 6.436%, 3/29/32 (2)	7,015	7,039
QTS Thunder Managing Issuer, FRN, 3M TSFR + 2.25%, 6.025%, 7/22/33	3,715	3,690
QualityTech, FRN, 1M TSFR + 3.50%, 7.151%, 11/4/31 (5)	1,087	1,073
VCI Asset Holdings 1, 10.000%, 11/20/30	523	552
VCI Asset Holdings 3, 6.875%, 4/24/31	418	420
Windstream Services, FRN, 1M TSFR + 4.00%, 7.686%, 10/6/32	1,020	1,022
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 6.801%, 3/11/30 (2)(4)	566	566
		18,734
Restaurants 0.8%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 7.063%, 6/29/29	1,488	1,220
Fertitta Entertainment, FRN, 1M TSFR + 3.25%, 6.936%, 1/27/29 (2)	654	655
IRB Holding, FRN, 1M TSFR + 2.50%, 6.186%, 12/15/30 (2)	3,240	3,250
Raising Cane's Restaurants, FRN, 1M TSFR + 2.00%, 5.651%, 6/6/33 (2)	1,085	1,077
		6,202
Retail 1.6%
Boots Group Bidco, FRN, 3M TSFR + 3.25%, 6.921%, 8/30/32	2,481	2,489
Evergreen Acqco 1, FRN, 3M TSFR + 2.50%, 6.168%, 9/17/32	594	595
LSF9 Atlantis Holdings, FRN, 3M TSFR + 3.75%, 7.482%, 3/29/29 (2)	3,177	3,140
Men's Wearhouse, FRN, 3M TSFR + 5.75%, 9.561%, 1/28/31	2,687	2,707
PetSmart, FRN, 1M TSFR + 4.00%, 7.688%, 8/18/32	2,023	2,035
Sweetwater Borrower, FRN, 1M TSFR + 3.25%, 6.936%, 2/17/33 (5)	1,239	1,244
		12,210
Satellites 1.4%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.187%, 9/27/29	3,894	3,914
Iridium Satellite, FRN, 1M TSFR + 2.25%, 5.936%, 9/20/30	662	662
Vantor Holdings, FRN, 3M TSFR + 4.50%, 8.118%, 3/3/33 (2)	4,450	4,469
ViaSat, FRN, 1M TSFR + 4.50%, 8.273%, 3/2/29	621	626
ViaSat, FRN, 1M TSFR + 4.50%, 8.273%, 5/30/30 (2)	1,058	1,065
		10,736
Services 8.4%
Ahead DB Holdings, FRN, 3M TSFR + 2.75%, 6.450%, 2/1/31	1,058	1,055
Albion Financing 3, FRN, 3M TSFR + 3.00%, 6.740%, 5/21/31 (2)	3,529	3,542
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 6.936%, 8/20/32 (2)	8,068	8,098
Allium Buyer, FRN, 1M TSFR + 4.25%, 8/12/31 (2)(5)	1,255	1,250
Anticimex International AB, FRN, 3M TSFR + 2.90%, 6.550%, 11/17/31	600	601
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.685%, 12/11/28 (2)	4,567	4,561

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Camelot US Acquisition, FRN, 1M TSFR + 2.75%, 6.436%, 1/31/31 (2)	1,995	1,858
Crown Subsea Communications Holding, FRN, 1M TSFR + 3.00%, 6.686%, 1/30/31	676	680
Dayforce, FRN, 3M TSFR + 3.00%, 6.823%, 2/4/33 (2)	5,145	4,960
Edge Finco, FRN, 3M TSFR + 3.50%, 8/22/31 (EUR) (2)	170	198
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 6.642%, 6/27/31	2,315	2,308
Gaia Purchaser, FRN, 1M TSFR + 4.00%, 6/25/33 (2)	2,140	2,152
Instructure Holdings, FRN, 3M TSFR + 2.75%, 6.446%, 11/13/31 (2)	3,568	3,416
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.009%, 7/3/31 (2)	3,572	3,510
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 6.482%, 7/16/31 (2)	2,455	2,420
Renaissance Holding, FRN, 1M TSFR + 4.00%, 7.687%, 4/5/30 (2)	1,874	1,432
Sabre GLBL, FRN, 1M TSFR + 6.25%, 10.037%, 7/30/29 (2)	406	384
Salas O'Brien, FRN, 6M TSFR + 1.00%, 1.000%, 1/31/33 (2)(3)(5)	81	82
Salas O'Brien, FRN, 1M TSFR + 2.75%, 6.436%, 1/31/33 (2)(5)	1,058	1,061
Shift4 Payments, FRN, 3M TSFR + 2.00%, 5.732%, 7/3/32	2,296	2,297
Skopima Merger Sub, FRN, 1M TSFR + 3.50%, 7.187%, 5/12/28 (2)	1,310	1,226
Speed Midco 3, FRN, 6M TSFR + 2.50%, 6.195%, 10/7/32 (2)	1,160	1,160
Staples, FRN, 3M TSFR + 5.75%, 9.561%, 9/4/29 (2)	330	309
TK Elevator Midco GmbH, FRN, 3M TSFR + 2.75%, 6.573%, 4/30/30 (2)	240	241
TK Elevator Midco GmbH, FRN, 6M TSFR + 2.75%, 6.704%, 4/30/30 (2)	2,115	2,125
Trilon Group, FRN, 3M TSFR + 3.50%, 7.253%, 6/13/33	1,688	1,687
Trilon Group, FRN, 3M TSFR + 3.50%, 7.323%, 6/13/33 (3)	92	92
UKG, FRN, 3M TSFR + 2.25%, 6.073%, 2/10/31 (2)	8,548	8,305
Wash Multifamily Parent, FRN, 1M TSFR + 3.00%, 6.686%, 9/10/32 (2)	963	967
White Cap Buyer, FRN, 1M TSFR + 3.25%, 6.936%, 10/19/29 (2)	2,142	2,140
White Cap Buyer, FRN, 1M TSFR + 3.50%, 7.186%, 2/10/33 (2)	105	105
		64,222
Supermarkets 0.7%
BCPE Empire Holdings, FRN, 1M TSFR + 3.25%, 6.936%, 12/11/30	649	641
BCPE Empire Holdings, FRN, 1M TSFR + 3.50%, 7.187%, 12/29/32	1,182	1,166
EG America, FRN, 1M TSFR + 3.25%, 6.936%, 2/10/31	3,336	3,347
		5,154
Utilities 3.9%
Alpha Generation, FRN, 1M TSFR + 1.75%, 5.436%, 9/30/31	3,539	3,527
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.936%, 2/26/32	2,654	2,655
Compass Power Generation, FRN, 1M TSFR + 2.50%, 6.187%, 4/16/29	366	367
Constellation Renewables, FRN, 3M TSFR + 2.00%, 5.764%, 12/15/27	1,722	1,721
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.187%, 5/30/31 (2)	1,560	1,563
INNIO Group Holding GmbH, FRN, 1M TSFR + 2.00%, 5.761%, 11/2/31	631	630
MRP Buyer, FRN, 3M TSFR + 3.25%, 6.982%, 6/4/32	1,582	1,586
Resilience Parent, FRN, 3M TSFR + 2.50%, 6.232%, 2/28/33	7,040	7,036
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.982%, 2/27/34 (5)	2,046	2,027
Solebury Borrower I, FRN, 6M TSFR + 2.25%, 6.128%, 8/4/33 (5)	1,155	1,152
Talen Energy Supply, FRN, 3M TSFR + 1.50%, 5.323%, 11/25/32	2,928	2,903
Talen Energy Supply, FRN, 3M TSFR + 1.75%, 5.479%, 12/15/31	2,741	2,730

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Talen Energy Supply, FRN, 3M TSFR + 1.75%, 5.479%, 11/25/32	1,774	1,766
		29,663
Wireless Communications 1.2%
Asurion, FRN, 3M TSFR + 3.75%, 7.573%, 2/23/33 (2)	1,648	1,577
Asurion, FRN, 3M TSFR + 4.00%, 7.923%, 8/19/28 (2)	931	932
Asurion, FRN, 3M TSFR + 4.25%, 8.172%, 8/19/28	21	21
Asurion, FRN, 3M TSFR + 5.25%, 9.334%, 1/20/29	3,222	3,225
Asurion, B-12, FRN, 3M TSFR + 4.25%, 8.073%, 9/19/30	276	274
Asurion, B-13, FRN, 3M TSFR + 4.25%, 8.073%, 9/19/30 (2)	3,330	3,299
		9,328
Total Bank Loans (Cost $684,629)		679,228
CORPORATE BONDS 7.4%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (6)	550	554
		554
Automotive 0.9%
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (6)	6,770	6,934
		6,934
Broadcasting 0.7%
CMG Media, 8.875%, 6/18/29 (6)	755	579
Gray Media, 10.50%, 7/15/29 (6)	189	199
Neptune Bidco, 9.29%, 4/15/29 (6)	1,450	1,486
Neptune Bidco, 10.375%, 5/15/31 (6)	2,225	2,338
Univision Communications, 9.375%, 8/1/32 (6)	660	675
		5,277
Building Products 0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (6)	205	180
		180
Cable Operators 0.3%
CSC Holdings, 11.25%, 5/15/28 (6)	1,000	557
Directv Financing / Directv Financing Co-Obligor, 10.00%, 2/15/31 (6)	1,315	1,392
		1,949
Chemicals 0.2%
Bond US Bidco 1 / Bidco 2 / Bidco 3 / German Bidco 1 / German Bidco 2, 7.125%, 6/15/33 (6)	895	910
INEOS Finance, 7.50%, 4/15/29 (6)	860	855
		1,765
Consumer Products 0.1%
OAK-Eagle Acquireco, 7.25%, 7/1/33 (6)	776	807
		807

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Container 0.1%
Sword Purchaser, 8.25%, 4/15/33 (6)	875	905
		905
Energy 0.3%
NGL Energy Operating / NGL Energy Finance, 8.125%, 2/15/29 (6)	140	144
Venture Global LNG, VR, 9.00%, (6)(7)(8)	1,270	1,286
Venture Global LNG, 9.50%, 2/1/29 (6)	355	382
Venture Global LNG, 9.875%, 2/1/32 (6)	225	240
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (6)	365	396
		2,448
Financial 0.7%
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (6)	380	344
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 6.75%, 4/15/28 (6)	680	686
Aretec Group, 10.00%, 8/15/30 (6)	323	340
CRC Insurance Group, 7.125%, 6/1/31 (6)	320	320
Hightower Holding, 9.125%, 1/31/30 (6)	700	724
HUB International, 7.375%, 1/31/32 (6)	575	590
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (6)	565	583
Navient, 9.375%, 7/25/30	1,000	1,050
Ryan Specialty Group, 4.375%, 2/1/30 (6)	205	198
USI, 7.50%, 1/15/32 (6)	622	649
		5,484
Health Care 0.6%
1261229 BC, 10.00%, 4/15/32 (6)	290	301
CHS / Community Health Systems, 9.75%, 1/15/34 (6)	830	847
CHS / Community Health Systems, 10.875%, 1/15/32 (6)	667	708
LifePoint Health, 7.00%, 5/1/34 (6)	1,865	1,753
LifePoint Health, 9.875%, 8/15/30 (6)	635	669
Radiology Partners, 8.50%, 7/15/32 (6)	570	584
		4,862
Information Technology 0.2%
Cloud Software Group, 9.00%, 9/30/29 (6)	1,065	1,068
		1,068
Metals & Mining 0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (6)	490	520
		520
Other Telecommunications 1.6%
APLD ComputeCo 2, 6.75%, 3/15/31 (6)	1,600	1,539
Big Sky Funding, 8.50%, 10/20/35, Acquisition Date: 7/9/26, Cost $10 (5)(9)	10	9
Edged Compute, 7.50%, 4/30/31 (6)	1,705	1,617
ELK Grove Village Property, 7.50%, 6/15/31 (6)	1,055	1,016
Flash Compute, 7.25%, 12/31/30 (6)	1,530	1,540

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Level 3 Financing, 3.75%, 7/15/29 (6)	17	16
Level 3 Financing, 7.00%, 3/31/34 (6)	1,420	1,452
PR RNO Property Owner 1, 6.50%, 5/1/31 (6)	1,310	1,214
Stingray Compute, 6.00%, 6/15/31 (6)	312	304
WULF Compute, 7.75%, 10/15/30 (6)	875	910
Yondr JK 1, 6.875%, 6/30/31 (6)	1,565	1,466
Zenith Arc, 8.875%, 8/31/31 (6)	1,470	1,419
		12,502
Real Estate Investment Trust Securities 0.2%
Service Properties Trust, 0.01%, 9/30/28 (6)	1,115	1,053
Service Properties Trust, 8.625%, 11/15/31 (6)	150	157
		1,210
Retail 0.1%
Men's Wearhouse, 9.00%, 2/1/31 (6)	367	394
		394
Services 0.7%
Allied Universal Holdco, 7.875%, 2/15/31 (6)	445	463
Clarivate Science Holdings, VR, 3.875%, 7/1/28 (6)	315	306
Clarivate Science Holdings, 4.875%, 7/1/29 (6)	1,105	1,040
Sabre Financial Borrower, 11.125%, 6/15/29 (6)	1,420	1,509
UKG, 6.875%, 2/1/31 (6)	1,680	1,657
		4,975
Utilities 0.3%
NRG Energy, VR, 10.25%, (6)(7)(8)	665	706
Vistra, VR, 8.00%, (6)(7)(8)	286	287
Vistra, VR, 8.875%, (6)(7)(8)	1,365	1,454
		2,447
Wireless Communications 0.2%
Asurion / Asurion Co-Issuer, 8.00%, 12/31/32 (6)	1,000	995
Asurion / Asurion Co-Issuer, 8.375%, 2/1/34 (6)	850	766
		1,761
Total Corporate Bonds (Cost $56,536)		56,042
PREFERRED STOCKS 0.1%
Financial 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $355 (5)(9)	—	358
Navacord, Class A, Acquisition Date: 1/30/26, Cost $498 (CAD) (5)(9)(10)	1	487
		845
Total Preferred Stocks (Cost $852)		845

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 9.7%
Money Market Funds 9.7%
T. Rowe Price Government Reserve Fund, 3.72% (11)(12)	74,429	74,429
Total Short-Term Investments (Cost $74,429)		74,429
Total Investments in Securities 106.0% of Net Assets (Cost $816,446)		$810,544
Other Assets Less Liabilities (6.0%)		(45,730)
Net Assets 100.0%		$764,814

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)
Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(2)	All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)
All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.  The fund's total unfunded commitments at August 31, 2026, was $2,755 and was valued at $2,764
(0.4% of net assets).

(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $54,983 and represents 7.2% of net assets.

(7)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(8)	Perpetual security with no stated maturity date.
(9)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").  Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.  The fund may have registration rights for certain restricted securities.  Any costs related to such registration are generally borne by the issuer.  The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $854 and represents 0.1% of net assets.

(10)	Non-income producing
(11)	Seven-day yield
(12)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
12M TSFR	Twelve month term SOFR (Secured overnight financing rate)
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
PIK	Payment-in-kind
PRIME	Prime rate
SOFR	Secured overnight financing rate
USD	U.S. Dollar

T. ROWE PRICE FLOATING RATE ETF

August 31, 2026 Unaudited

VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)

SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana Co., B3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	29	4	2	2
JP Morgan, Protection Sold (Relevant Credit: Carvana Co., B3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	29	4	2	2
Total Bilateral Credit Default Swaps, Protection Sold			4	4
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 12/20/26	2,575	72	—	72
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 3/20/27	1,460	20	—	20
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 9/20/26	1,815	61	—	61
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) At Maturity, 9/20/26	1,600	3	—	3
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 12/20/26	1,500	5	—	5
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 3/20/27	550	1	—	1
Total Bilateral Total Return Swaps			—	162
Total Bilateral Swaps			4	166

*
Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	10/23/26	USD	486	CAD	678	$(5)
State Street	11/20/26	EUR	6	USD	7	—
State Street	11/20/26	USD	13	EUR	11	—
State Street	11/20/26	USD	119	EUR	103	(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$(6)

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$729
Totals	$— #	$—	$729+

Supplementary Investment Schedule
Affiliate	Value 5/31/26	Purchase Cost	Sales Cost	Value 8/31/26
T. Rowe Price Government Reserve Fund	$77,232	¤	¤	$74,429
	Total			$74,429^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $729 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $74,429.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE FLOATING RATE ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE FLOATING RATE ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Bank Loans	$—	$643,187	$36,041	$679,228
Corporate Bonds	—	56,033	9	56,042
Preferred Stocks	—	—	845	845
Short-Term Investments	74,429	—	—	74,429
Total	74,429	699,220	36,895	810,544
Swaps	—	170	—	170
Total	$74,429	$699,390	$36,895	$810,714
Liabilities
Forward Currency Exchange Contracts	$—	$6	$—	$6
Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2026, totaled $(72,000) for the period ended August 31, 2026. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 05/31/26	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 8/31/26
Investment in Securities
Bank Loans	$11,959	$(68)	$12,974	$(2,293)	$17,716	$(4,247)	$36,041
Corporate Bonds	310	—	9	(310)	—	—	9
Preferred Stocks	848	(3)	—	—	—	—	845
Total	$13,117	$(71)	$12,983	$(2,603)	$17,716	$(4,247)	$36,895
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities	Value (000s)	Valuation Technique(s)	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Input(s)	Impact to Valuation from an Increase in Input
Bank Loans	36,041	Pricing service Discounted cash flow	-# Discount rate Discount spread	-# 4% 5%	-# 4% 5%	-# Decrease Decrease
Corporate Bonds	9	Recent comparable transaction price(s)	-#	-#	-#	-#
Preferred Stocks	845	Discounted cash flow	Discount rate	11% - 12%	11%	Decrease

+ Valuation techniques may change in order to reflect the Valuation Designee's judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.

T. ROWE PRICE FLOATING RATE ETF

** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1047-054Q1
08/26